Acquisition	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Acquisition	Acquisition:
On November 11, 2021, the Corporation acquired Ballard Motive Solutions (formerly Arcola Energy Limited), a UK-based systems engineering company specializing in hydrogen fuel cell systems and powertrain integration. The Corporation acquired 100% of Arcola for total consideration of up to $40,000,000, consisting of up-front net cash consideration of $7,157,000, and including 337,353 shares of the Corporation with an acquisition date fair value of approximately $4,851,000 (112,451 shares issued as of December 31, 2022 ) that vest over a two year period from the acquisition date, and $26,258,000 in earn-out cash contingent consideration ($14,900,000 paid as of December 31, 2022) based on the achievement of certain performance milestones over an up to three year period from the acquisition date.
The Corporation completed detailed valuation studies and prepared the purchase price allocation for Ballard Motive Solutions using the acquisition method of accounting in accordance with IFRS 3 Business Combinations, with the Corporation considered as the accounting acquirer and Ballard Motive Solutions as the accounting acquiree. As the accounting acquirer, consideration given by the Corporation to acquire Ballard Motive Solutions had been allocated to the assets acquired, and the liabilities assumed, based on their fair values as of the acquisition date of November 11, 2021.
As consideration for the transaction: (i) the Corporation paid cash and assumed and paid certain of Ballard Motive Solutions' debt obligations and transaction costs on closing of $7,477,000; (ii) will issue 337,353 shares of the Corporation in three future tranches (first tranche of 112,451 shares issued as of December 31, 2022) at a fair value of $18.30 per share discounted for the timing delay in receiving the shares using an Asian put option pricing model, or $4,851,000; (iii) will make future cash payments of up to $27,000,000 ($14,900,000 paid as of December 31, 2022) based on the successful attainment of numerous milestone objectives over a three-year period discounted for the estimated probability of successful occurrence and for the timing delay in receiving the cash payments using a credit adjusted risk-free rate observed for bonds of a similar duration, or $26,258,000; and (iv) an actual working capital adjustment of $611,000, for total purchase consideration of $39,197,000. In accordance with IFRS 3, the fair value of the 337,353 shares has been measured for accounting purposes using the $18.30 5-day weighted average price of the Corporation's shares immediately preceding the acquisition date.
The fair value of purchase consideration was as follows:

Cash and debt paid on closing	$7,477
Deferred share consideration	4,851
Contingent cash consideration	26,258
Working capital adjustment	611
Total Fair Value of Purchase Consideration	$39,197
7.    Acquisition (cont'd):
In accordance with IFRS 3, the identifiable assets acquired and liabilities assumed as part of a business combination are recognized separately from goodwill at the acquisition date if they meet the definition of an asset or liability and are exchanged as part of the business combination. The identifiable assets acquired and liabilities assumed are then measured at their acquisition date fair values based on the contractual terms, economic conditions, the Corporation’s operating and accounting policies and other pertinent conditions as of the acquisition date. The fair value review of Ballard Motive Solutions' assets and liabilities commenced with a review of the carrying amount of each respective asset and liability. The carrying amounts of all assets and liabilities were subject to due diligence procedures and included confirmation of existence and a review of potential impairment of all significant assets and a review for completeness of all liabilities. Each asset and liability was then reviewed and measured for potential fair value adjustments from carrying cost to arrive at the fair value of each asset and liability as of the acquisition date of November 11, 2021.
The fair values of assets acquired and liabilities assumed are as follows:

Cash and cash equivalents	$320
Trade and other receivables	3,112
Property, plant & equipment	190
Intangible assets	17,279
Goodwill	23,991
Accounts payable and accrued liabilities	(1,817)
Deferred income tax liability	(3,878)
Fair Value of Assets Acquired and Liabilities Assumed	$39,197
The fair value of each of the acquired identifiable assets and liabilities assumed was determined as follows:
•The fair value of certain of the acquired working capital balances including trade and other receivables, and accounts payable and accrued liabilities, had been assessed at their respective carrying amounts on November 11, 2021, which was considered to approximately equate to fair value as a result of the short-term to maturity of each of these accounts.
•Acquired property, plant and equipment consist primarily of specialized manufacturing and research and development equipment, as well as miscellaneous other items, all physically located in Ballard Motive Solutions' operating facilities in the UK. As there was no market-based evidence of fair value for these specialized assets that are rarely sold other than as part of a continuing business, fair value was estimated using a depreciated replacement cost approach in accordance with IAS 16 Property Plant and Equipment. A depreciated replacement cost approach considers how much it would cost to reproduce an asset after adjusting for depreciation and optimization. The adjustment for depreciation takes into account the age of the asset in relation to its useful life and its residual value. The fair value of property, plant and equipment was considered to approximately equate to its carrying amount.
•Acquired identified intangible assets consisted of technology (patents, know-how and in-process research and development), customer contracts and relationships, and non-compete arrangement. The Corporation concluded that each of the identified intangible assets met the definition of an identified intangible asset (or non-monetary asset without physical substance) under IAS 38 Intangible Assets as the acquired IP met the definition of an asset and was identifiable. The fair value of all identified intangible assets included a fair value adjustment of $17,279,000 from their original carrying amounts.
7.    Acquisition (cont'd):
Identified intangible assets of $17,279,000 consisted of the following and are being amortized based on the following useful lives:

		Useful life in yrs
Technology (patents, know-how and in-process research & development)	$15,976	12
Customer contracts and relationships	1,048	7
Non-compete arrangement	255	3
Fair Value of Identified Intangible Assets	$17,279
The fair value of acquired identified intangible assets were calculated with the assistance of an independent valuator and were determined through a variety of valuation techniques.
•The fair value of the acquired technology including patents, know-how and in-process research & development totaling $15,976,000 had been calculated using the Multi-Period Excess Earnings Method (“MPEEM”) approach which is a variant of the Income Approach. The basic principle of the MPEEM Approach is that a single asset, in isolation, is not capable of generating cash flow for an enterprise. Several assets are brought together and exploited to generate cash flow. Therefore, to determine cash flow from the exploitation of existing technology, one must deduct the related expenses incurred for the exploitation of other assets used for the generation of overall cash flow and revenues. The fair value of existing technology was estimated by discounting the net cash flow derived from the expected revenues attributable to the acquired technology.
•The fair value of the acquired customer contracts and relationships totaling $1,048,000 had also been calculated using the MPEEM approach. The fair value of existing customer contracts/relationships was estimated by discounting the net cash flow derived from the expected revenues attributable to the acquired customer contracts and relationships.
•The fair value of the acquired non-compete covenants of $255,000 were calculated using the Income Approach whereby the fair value of the non-compete covenants was estimated by calculating the expected decrease or loss in forecasted cash flows if the employees compete with the target’s business without the non-compete covenants.
•The fair value of the deferred income tax liability of $3,878,000 represented the excess of the accounting basis of the acquired intangible assets of $17,279,000 over their tax basis of $1,768,000 at the current UK tax rate of 25.0%.
The remaining unallocated $23,991,000 of the total purchase price consideration of $39,197,000 had been ascribed as goodwill, which is not deductible for tax purposes. The goodwill of $23,991,000 resulting from the acquisition consists largely of the expectation that the acquisition will complement the Corporation’s Fuel Cell Products and Services growth platform by delivering strategic benefits in diversification, growth, scale, and profitability.
The amount of revenue and net loss attributable to Ballard Motive Solutions included in the consolidated statement of loss from the acquisition date of November 11, 2021 through the period ended December 31, 2021 was $138,000 and ($1,114,000), respectively.
The following table presents the unaudited pro forma results of Ballard Motive Solutions for the year ended December 31, 2021. The pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of fiscal 2021. The pro forma financial information presented includes: amortization charges for acquired tangible and intangible assets based on the values assigned in the purchase price allocation; and income tax recovery on deferred income tax liability arising from the purchase price allocation.
7.    Acquisition (cont'd):

Proforma Information	December 31, 2021
Revenue	4,243
Loss from operations	(7,336)
Net loss	(5,966)
Acquisition costs of $463,000 (2021 - $1,170,000) were incurred a result of this transaction, and are recognized in other operating expense.
Subsequent to the acquisition, the Corporation re-evaluated the business model of Ballard Motive Solutions and made certain restructuring changes to its operations.
As a result of the post-acquisition restructuring of Ballard Motive Solutions' operations during the year ended December 31, 2022, the Corporation recognized a net charge to restructuring costs of $4,835,000 (note 25) consisting primarily of contract exit and modification costs, grant adjustment charges, personnel change costs, and legal and advisory costs, net of expected recoveries; recovery on settlement of contingent consideration of $9,891,000 (note 28) related to the cancellation of certain contingent and outstanding cash milestones no longer payable; and intangible asset impairment of $13,017,000 (note 27) consisting of a write-down of acquired technology, customer contracts, and non-compete intangible assets to their estimated fair value of $2,500,000.